EMPLOYEE BENEFITS (Tables)	6 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of multiemployer plans
Legal Name of Plan	Pentegra Defined Benefit Plan for Financial Institutions
Plan Employer Identification Number	13-5645888
The Company’s Contribution for the year ended September 30, 2012	$980,000
Are Company’s Contributions more than 5% of total contributions?	No
Funded Status	100.09%

Schedule of nonvested share activity
	Six Months Ended March 31, 2013
	Number of Shares	Weighted Average Grant Date Fair Value
	(unaudited)
Nonvested stock awards at October 1, 2012	72,684	$11.10
Issued	47,266	7.38
Forfeited	(3,900)	8.96
Vested	(35,776)	11.12
Nonvested stock awards at the March 31, 2013	80,274	$9.00

	Year Ended September 30, 2012
	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock awards at beginning of year	108,460	$11.10
Issued	—	—
Vested	(35,776)	11.12
Nonvested stock awards at the end of the period	72,684	$11.10

Schedule of share-based compensation, stock options, activity
	Six Months Ended March 31, 2013
	Number of Shares	Weighted Average Exercise Price
	(unaudited)
Options outstanding at October 1, 2012	442,400	$11.12
Granted	122,969	7.37
Exercised	—	—
Forfeited	(10,773)	8.90
Outstanding at March 31, 2013	554,596	$10.33
Exercisable at March 31, 2013	351,093	$11.13

	Year Ended September 30, 2012
	Number of Shares	Weighted Average Exercise Price
Options outstanding at beginning of year	442,400	$11.12
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding at the end of the period	442,400	$11.12
Exercisable at the end of the period	262,613	$11.13